SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information

	Year Ended December 31, 2016
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Revenues	$15,908,537	$187,335	$—	$(175,448)	$15,920,424
Depreciation and amortization expense	201,358	14,983	5,835	—	222,176
Income (loss) from operations	551,810	110,822	(157,870)	(5,679)	499,083
Interest expense, net	2,938	30,433	122,448	—	155,819
Capital expenditures (3)	1,471,291	121,351	20,229	—	1,612,871

	Year Ended December 31, 2015
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Revenues	$13,123,929	$142,102	$—	$(142,102)	$13,123,929
Depreciation and amortization expense	180,045	7,684	9,688	—	197,417
Income (loss) from operations	442,550	94,859	(176,342)	—	361,067
Interest expense, net	17,061	21,254	71,096	—	109,411
Capital expenditures	968,438	3,503	9,139	—	981,080

	Balance at December 31, 2016
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Total assets (4)	$6,408,638	$756,861	$5,856	$(37,863)	$8,038,985

	Balance at December 31, 2015
	Refining	Logistics	Corporate	Eliminations	Consolidated Total
Total assets	$6,408,638	$756,861	$5,856	$(37,863)	$7,133,492